Leases - Schedule of Supplemental Balance Sheet Information (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Leases [Abstract]
Operating lease right-of-use assets, net	$ 3,681
Operating lease liabilities	1,251
Operating lease liabilities, net of current portion	2,564
Total operating lease liabilities	3,815
Finance lease assets	3,702
Finance lease accumulated depreciation	(1,100)
Finance lease assets, net	2,602
Finance lease liabilities	809
Finance lease liabilities, net of current	1,607
Total finance lease liabilities	$ 2,416
Operating lease, weighted-Average Remaining Lease Term (in years)	3 years 4 months 24 days
Financing leases, weighted-Average Remaining Lease Term (in years)	2 years 10 months 24 days
Operating leases, weighted-Average Discount Rate	5.00%
Financing leases, weighted-Average Discount Rate	6.00%